PGIM Laddered Nasdaq-100 Buffer 12 ETF
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Exchange-Traded Funds
Alternative
PGIM Nasdaq-100 Buffer 12 ETF - January	609,527	$19,135,978
PGIM Nasdaq-100 Buffer 12 ETF - April	601,253	19,125,858
PGIM Nasdaq-100 Buffer 12 ETF - July	636,819	19,181,498
PGIM Nasdaq-100 Buffer 12 ETF - October	616,101	19,133,201

Total Long-Term Investments (cost $73,375,930)		76,576,535

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $63,357)(wa)	63,357	63,357

TOTAL INVESTMENTS 100.0% (cost $73,439,287)		76,639,892
Liabilities in excess of other assets 0.0%		(—)

Net Assets 100.0%		$76,639,892

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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